RELATED PARTY NOTES PAYABLE	7 Months Ended
Dec. 31, 2021
Winvests Group Ltd [Member]
Statement [Line Items]
RELATED PARTY NOTES PAYABLE

NOTE 4 – RELATED PARTY NOTES PAYABLE

The Company’s financing subsequent to the change of control on March 31, 2021 has come from the Winvest Group Limited (Cayman), an affiliate with the same name as the Company, and based in the Cayman Islands. Winvest Group Limited (Cayman) is an equity holdings company in the wellness industry and shares the same board of directors as the Company. As of December 31, 2021 the amount due to the Winvest Group Limited (Cayman) was $108,561 which is being treated as an interest free demand loan.